Average Annual Total Returns{- Fidelity Freedom Blend 2040 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2040 Fund	Fidelity Advisor Freedom Blend 2040 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2040 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2040 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2040 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2040 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2040 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2040 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2040 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2040 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2040 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2040 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2040 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2040 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2040 Fund- Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0270 Past 1 year	F0270 Since Inception
Total	9.25%	11.24%	[1]	6.72%	9.50%	[1]	6.44%	8.37%	[1]	11.49%	11.72%	[1]	14.05%	12.37%	[1]	16.26%	13.53%	[1]	16.27%	13.63%	[1]	28.71%	18.13%	[1]	16.17%	13.11%	[1]

[1]	(a)From August 31, 2018